SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended			25 Months Ended
	Nov. 13, 2025 USD ($) $ / shares shares	Sep. 18, 2023 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares shares	Aug. 31, 2025 USD ($) Share $ / shares shares	Aug. 31, 2024 USD ($) Share shares	May 29, 2025 USD ($) $ / shares shares	Aug. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			112,571,113	112,571,113	112,571,113	102,480,148		100,258,030
Increase (decrease) in number of shares outstanding | shares					8,941,494
Description of At The Market Offering					The 2024 Shelf Prospectus is valid for 25 months from the filing date. On December 5, 2024, the Company filed a supplement (the "Supplement") to the 2024 Shelf Prospectus and announced an Equity Distribution Agreement ("EDA") whereby the Company can sell its Common Shares from time to time until December 13, 2026, for up to $50 million in aggregate sales proceeds pursuant to an at-the-market offering (the "2025 ATM") with BMO Capital Markets, BMO Nesbitt Burns Inc., and Beacon Securities Limited.
Equity issuance, price per share | $ / shares					$ 1.47
Gross proceeds from issuing shares					$ 13,200
Proceeds from issuance of equity					14,186	$ 2,500
Payments for share issue costs					$ 1,334	$ 139
Weighted average share price | $ / shares				$ 2.51
Number of share options granted in share-based payment arrangement | Share					467,520	589,950
Forfeited | Share						(937,000)
Stock options compensation expense					$ 553	$ 979
Deferred share units director fees					186	183
Deferred share units, recovery of share-based compensation					$ 316	34
Deferred share units issued and outstanding | shares					998,352
Aggregate restricted share units expense					$ 366	405
Restricted share units expense					343	381
Restricted share units expense capitalized					$ 23	23
Restricted share units settled | shares			257,600	257,600	257,600
Restricted share units issued | shares			541,815	541,815	541,815
Restricted share units vested | shares			0	0	0
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			4,590,566		8,941,494
Equity issuance, price per share | $ / shares			$ 1.62		$ 1.47
Gross proceeds from issuing shares			$ 7,430		$ 13,180
Proceeds from issuance of equity			7,250		12,850
Payments for share issue costs			$ 180		330	$ 1,330
Three Tranches [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share						589,950
Equity Distribution Agreement [Member]
Disclosure of classes of share capital [line items]
Maximum amount of proceeds from share issuances					$ 50,000
Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	3,728,208
Equity issuance, price per share | $ / shares	$ 2.46
Gross proceeds from issuing shares	$ 9,160
Proceeds from issuance of equity	8,930
Payments for share issue costs	$ 230
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		2,118,645
Equity issuance, price per share | $ / shares		$ 1.18
Proceeds from issuance of equity		$ 2,500
Proportion of entity interest held by another entity		26.00%
HCI [Member]
Disclosure of classes of share capital [line items]
Equity issuance, price per share | $ / shares					$ 1.26
Proportion of entity interest held by another entity					24.67%
HCI [Member] | Non Brokered Private Placement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							800,000
Equity issuance, price per share | $ / shares							$ 1.26
Proceeds from issuance of equity							$ 1,000
Proportion of entity interest held by another entity							26.00%
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense					$ 534	$ 947
Capitalized to Mineral Properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense					$ 19	$ 32